Acquisitions - Narrative (Details) € in Thousands						3 Months Ended			12 Months Ended
	Sep. 23, 2021 USD ($)	Sep. 23, 2021 EUR (€)	Sep. 15, 2021 USD ($)	Feb. 17, 2020 USD ($)	Jan. 09, 2020 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) company	Jan. 08, 2020
Business Acquisition [Line Items]
Gain on equity investment						$ 35,821,000	$ 0
OSG Investment
Business Acquisition [Line Items]
Ownership percentage											25.00%
Gain on equity investment								$ 10,000,000
InfoFort
Business Acquisition [Line Items]
Cash consideration			$ 90,300,000
Frankfurt Data Center
Business Acquisition [Line Items]
Cash consideration	$ 91,300,000	€ 77,900
Records Management Company
Business Acquisition [Line Items]
Number of companies acquired									2
Art Storage Company
Business Acquisition [Line Items]
Number of companies acquired									1	1
Records Management Companies And Art Storage Company
Business Acquisition [Line Items]
Cash consideration									$ 45,100,000
OSG Acquisition
Business Acquisition [Line Items]
Cash consideration					$ 95,500,000
Ownership acquired					75.00%
Storage, Records Management And Art Storage Companies
Business Acquisition [Line Items]
Cash consideration				$ 29,100,000						$ 51,000,000
Storage, Records Management And Art Storage Companies | Minimum
Business Acquisition [Line Items]
Purchase price										700,000
Storage, Records Management And Art Storage Companies | Maximum
Business Acquisition [Line Items]
Purchase price										$ 12,500,000
Storage and Data Management Company
Business Acquisition [Line Items]
Number of companies acquired | company										10